Warranty Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Warranty Obligations [Roll Forward]
Beginning Balance	$ 55.8	$ 57.5
Provision charged to income	96.2	85.4
Usage	(86.6)	(82.1)
Acquisitions	16.8	0.5
Adjustments to previously provided warranties, net	(2.5)	(2.6)
Currency translation	(1.8)	(2.9)
Ending Balance	$ 77.9	$ 55.8